Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Securities [Line Items]
Securities available-for-sale- at fair value	$ 9,757	$ 9,648
Gross unrealized losses		448,000
Mortgage-backed securities		9,600
Held-to-maturity mortgage-backed securities gross unrealized losses	5,000	10,000
Held-to-maturity mortgage-backed securities	$ 103,000	$ 213,000
Unrealized loss position percent	88.80%	100.00%
Pledged securities	$ 0	$ 0
Debt Securities [Member]
Securities [Line Items]
Securities available-for-sale- at fair value	6,700
Gross unrealized losses	173,000
Mortgage-backed securities	2,000
Held-to-maturity mortgage-backed securities gross unrealized losses	$ 20,000
Available-For-Sale Mortgage-Backed Securities [Member]
Securities [Line Items]
Securities available-for-sale- at fair value		$ 0